Note 8 - Common Stock (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Share-based Compensation, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 201 6	3,499,475	$1.21
Granted	3,680,000	0.05
Exercised	-	-
Forfeited or expired	(155,200)	15.25
Outstanding at December 31, 201 7	7,024,275	$0.29	8.8	$-0-
Exercisable at December 31, 201 7	1,951,484	$0.90	6.6	$-0-

Schedule of Warrant Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	32,751,578	$0.07
Issued	-	-
Exercised	(31,639,577)	0.02
Forfeited or expired	(1,112,001)	0.57
Outstanding and exercisable at December 31, 2017	-0-	$-

Schedule of Stock by Class [Table Text Block]
Stock Option Plans	7,550,300
Series B Convertible Preferred Stock	285,714
Series C Convertible Preferred Stock	171,349,733
Series D Convertible Preferred Stock	66,666,666
Total	245,852,413